LOANS AND ALLOWANCE FOR LOAN LOSSES (Details)	12 Months Ended																														12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)		Dec. 31, 2010 EUR (€)		Dec. 31, 2009 EUR (€)		Dec. 31, 2008 EUR (€)	Dec. 31, 2011 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Small Business Loans [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Other Commercial [Member] EUR (€)	Dec. 31, 2011 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2010 Loans Commercial Total [Member] EUR (€)	Dec. 31, 2011 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2010 Loans Past Due 31 To 89 Days [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Equal To Greater Than 90 Days Past Due [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Past Due [Member] EUR (€)	Dec. 31, 2011 Loans Current [Member] EUR (€)	Dec. 31, 2010 Loans Current [Member] EUR (€)	Dec. 31, 2011 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2010 Loans At Fair Value [Member] EUR (€)	Dec. 31, 2011 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2010 Loans And Leases Receivable Gross Carrying Amount [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment 90 Days Past Due And Still Accruing [Member] EUR (€)	Dec. 31, 2011 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2010 Financing Receivable Recorded Investment Nonaccrual Status [Member] EUR (€)	Dec. 31, 2011 Commercial Portfolio Segment [Member] EUR (€)	Dec. 31, 2010 Commercial Portfolio Segment [Member] EUR (€)	Dec. 31, 2011 Consumer Portfolio Segment [Member] EUR (€)	Dec. 31, 2010 Consumer Portfolio Segment [Member] EUR (€)	Dec. 31, 2011 Loans Greek [Member] EUR (€)	Dec. 31, 2010 Loans Greek [Member] EUR (€)	Dec. 31, 2011 Loans Foreign [Member] EUR (€)	Dec. 31, 2010 Loans Foreign [Member] EUR (€)
Consumer:
Residential mortgages																																			€ 18,762,689,000	€ 19,544,275,000	€ 4,148,062,000	€ 4,725,702,000
Credit card																																			1,527,119,000	1,773,156,000	3,763,261,000	3,503,593,000
Auto financing																																			308,598,000	405,734,000	144,085,000	205,996,000
Other consumer																																			4,763,063,000	4,852,444,000	2,990,411,000	3,084,471,000
Total consumer																																			25,361,469,000	26,575,609,000	11,045,819,000	11,519,762,000
Commercial:
Industry and mining																																			4,084,213,000	3,675,468,000	3,020,134,000	2,974,037,000
Small scale industry																																			1,962,344,000	2,090,239,000	1,295,509,000	1,449,556,000
Trade																																			7,374,620,000	7,788,532,000	3,600,619,000	3,784,789,000
Construction																																			1,131,868,000	1,226,936,000	1,629,284,000	1,597,771,000
Tourism																																			479,955,000	484,394,000	279,303,000	396,622,000
Shipping and transportation																																			2,216,777,000	2,152,631,000	799,940,000	780,670,000
Commercial mortgages																																			774,709,000	880,697,000	647,331,000	700,715,000
Public sector																																			8,711,152,000	8,860,862,000	280,712,000	392,521,000
Other																																			88,376,000	247,319,000	1,479,101,000	1,707,828,000
Total commercial																																			26,824,014,000	27,407,078,000	13,031,933,000	13,784,509,000
Total loans																																			52,185,483,000	53,982,687,000	24,077,752,000	25,304,271,000
Unearned income																																			(92,749,000)	(58,824,000)	(167,629,000)	(189,694,000)
Loans, net of unearned income	100,546,179,000	76,002,857,000		79,038,440,000	[1]																														52,092,734,000	53,923,863,000	23,910,123,000	25,114,577,000
Less: Allowance for loan losses	(8,666,007,000)	(6,550,635,000)		(3,175,405,000)	[1]	(2,065,178,000)		(1,232,626,000)																							(3,989,607,000)	(1,498,065,000)	(2,561,028,000)	(1,677,340,000)	(5,433,828,000)	(2,122,803,000)	(1,116,807,000)	(1,052,602,000)
Net loans	91,880,172,000	69,452,222,000		75,863,035,000	[1]																														46,658,906,000	51,801,060,000	22,793,316,000	24,061,975,000
Allowance For Loan Losses [Abstract]
Balance at beginning of year		3,175,405,000	[1]	2,065,178,000		1,232,626,000																									1,498,065,000	1,061,031,000	1,677,340,000	1,004,147,000	5,433,828,000	2,122,803,000	1,116,807,000	1,052,602,000
Provision for loan losses	(4,899,152,000)	(3,703,269,000)		(1,204,995,000)	[1]	(998,448,000)	[1]	(998,448,000)																							(1,384,529,000)	(493,190,000)	(999,000,000)	(711,805,000)
Write-offs								(196,312,000)																							(84,061,000)	(86,628,000)	(85,451,000)	(53,743,000)
Recoveries								29,663,000																							7,565,000	12,171,000	23,635,000	11,078,000
Net write-offs								(166,649,000)																							(76,496,000)	(74,457,000)	(61,816,000)	(42,665,000)
Translation differences								753,000																							(28,987,000)	18,301,000	(53,496,000)	4,053,000
Allowance at end of year	8,666,007,000	6,550,635,000		3,175,405,000	[1]	2,065,178,000		1,232,626,000																							3,989,607,000	1,498,065,000	2,561,028,000	1,677,340,000	5,433,828,000	2,122,803,000	1,116,807,000	1,052,602,000
Provision For Loans Eligible To Psi						0																									1,319,740,000	0	0	0
Sale of impaired loans				0		0																									(107,244,000)		0	0
Roll Forward Of Impairment Loans [Abstract]
Opening balance as of January 1,		8,385,975,000		4,965,712,000
Impaired Loans In Period		12,712,334,000		4,102,230,000
Loans Transferred To Non Impaired Status		(238,211,000)		(174,282,000)
Impaired Loans Paid Off		(450,205,000)		(394,035,000)
Sale Of Impaired Loans		(107,244,000)
Impaired Loans Written Off		(169,512,000)		(140,371,000)
Foreign Exchange Differences		(191,146,000)		26,721,000
Closing balance as of December 31,		19,941,991,000		8,385,975,000		4,965,712,000
Impaired Loans For Greek State And Loans Exchanged In Psi		6,939,800,000
Total Loans To Greek State		5,160,819,000
Total Loans Eligible To Psi		1,779,022,095.35238
Total Loans To Public Sector Entities		905,007,000
Total Corporate And Small Business Loans		766,551,028.926
Total Mortgage Loans		1,410,907,000
Total Securities		342,050,000
Total Other Assets		400,604,000
Allowance For Loan Losses To Greek State		(400,609,000)
Allowance For Loan Losses Eligible To Psi		(1,319,739,000)
Allowance For Loan Losses To Public Sector Entities		(134,883,000)
Allowance For Corporate And Small Business Loan Losses		(98,425,000)
Allowance For Mortgage Loan Losses		0
Allowance For Securities Losses		0
Allowance For Other Assets Losses		(39,400,000)
Greek
Residential mortgages															1,180,533,000	932,421,000	2,629,140,000	1,804,213,000	3,809,673,000	2,736,634,000	14,953,016,000	16,807,641,000	0	0	18,762,689,000	19,544,275,000	591,445,000	582,407,000	2,798,058,000	1,221,806,000
Credit card															64,609,000	106,041,000	540,059,000	490,398,000	604,668,000	596,439,000	922,451,000	1,176,717,000	0	0	1,527,119,000	1,773,156,000	22,561,000	46,866,000	517,498,000	443,532,000
Other consumer															326,768,000	286,487,000	1,669,764,000	1,145,713,000	1,996,532,000	1,432,200,000	3,075,129,000	3,825,978,000	0	0	5,071,661,000	5,258,178,000	71,133,000	36,534,000	1,994,051,000	1,109,179,000
Small business loans															213,343,000	197,777,000	1,094,178,000	745,299,000	1,307,521,000	943,076,000	2,562,702,000	3,279,205,000	0	0	3,870,223,000	4,222,281,000	15,488,000	23,482,000	1,477,372,000	721,817,000
Other commercial loans															285,165,000	281,222,000	1,753,830,000	893,968,000	2,038,995,000	1,175,190,000	20,914,796,000	22,009,607,000	0	0	22,953,791,000	23,184,797,000	69,278,000	41,997,000	1,936,790,000	851,971,000
Total Greek loans															2,070,418,000	1,803,948,000	7,686,971,000	5,079,591,000	9,757,389,000	6,883,539,000	42,428,094,000	47,099,148,000	0	0	52,185,483,000	53,982,687,000	769,905,000	731,286,000	8,723,769,000	4,348,305,000
Residential mortgages															203,456,000	204,578,000	177,586,000	158,984,000	381,042,000	363,562,000	3,492,116,000	3,811,916,000	274,904,000	550,224,000	4,148,062,000	4,725,702,000	174,000	97,000	248,797,000	158,887,000
Credit card															116,981,000	77,014,000	341,014,000	327,366,000	457,995,000	404,380,000	3,305,266,000	3,099,213,000	0	0	3,763,261,000	3,503,593,000	0	0	360,289,000	327,366,000
Other consumer															169,789,000	140,375,000	398,985,000	351,502,000	568,774,000	491,877,000	2,565,722,000	2,798,590,000	0	0	3,134,496,000	3,290,467,000	253,000	780,000	505,627,000	350,722,000
Small business loans															98,124,000	150,102,000	511,061,000	403,044,000	609,185,000	553,146,000	1,648,877,000	1,168,265,000	0	0	2,258,062,000	1,721,411,000	677,000	67,684,000	582,707,000	335,360,000
Other commercial loans															339,631,000	494,221,000	984,436,000	1,104,962,000	1,324,067,000	1,599,183,000	9,447,461,000	10,455,032,000	2,343,000	8,883,000	10,773,871,000	12,063,098,000	155,977,000	200,315,000	1,045,752,000	904,646,000
Total foreign loans															927,981,000	1,066,290,000	2,413,082,000	2,345,858,000	3,341,063,000	3,412,148,000	20,459,442,000	21,333,016,000	277,247,000	559,107,000	24,077,752,000	25,304,271,000	157,081,000	268,876,000	2,743,172,000	2,076,981,000
Total loans															2,998,399,000	2,870,238,000	10,100,053,000	7,425,449,000	13,098,452,000	10,295,687,000	62,887,536,000	68,432,164,000	277,247,000	559,107,000	76,263,235,000	79,286,958,000	926,986,000	1,000,162,000	11,466,941,000	6,425,286,000
Greek
Satisfactory									906,577,000	1,317,834,000	11,283,505,000	20,428,464,000	12,190,082,000	21,746,298,000
Watchlist									1,528,817,000	1,889,368,000	9,486,380,000	2,021,343,000	11,015,197,000	3,910,711,000
Substandard									1,434,829,000	1,015,079,000	2,183,906,000	734,990,000	3,618,735,000	1,750,069,000
Total Greek									3,870,223,000	4,222,281,000	22,953,791,000	23,184,797,000	26,824,014,000	27,407,078,000
Satisfactory									1,156,800,000	1,121,790,000	9,800,548,000	10,529,810,000	10,957,348,000	11,651,600,000
Watchlist									687,173,000	192,343,000	769,048,000	819,501,000	1,456,221,000	1,011,844,000
Substandard									414,089,000	407,278,000	204,275,000	713,787,000	618,364,000	1,121,065,000
Total Foreign									2,258,062,000	1,721,411,000	10,773,871,000	12,063,098,000	13,031,933,000	13,784,509,000
Total									€ 6,128,285,000	€ 5,943,692,000	€ 33,727,662,000	€ 35,247,895,000	€ 39,855,947,000	€ 41,191,587,000

[1]	As restated. See Note 43 for more information.